CAPITAL STRUCTURE (Details Narrative) - USD ($)									3 Months Ended		9 Months Ended
	Sep. 04, 2024	Jul. 31, 2024	Jun. 14, 2024	Jun. 13, 2024	Feb. 08, 2024	Dec. 28, 2023	Oct. 26, 2023	Jun. 16, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Apr. 26, 2024	Feb. 29, 2024	Dec. 31, 2023	Nov. 23, 2020
Class of Stock [Line Items]
Common stock, shares authorized																150,000,000
Common stock, par value																$ 0.0001
Preferred stock, shares authorized									10,000,000		10,000,000					10,000,000
Preferred stock, par value									$ 0.0001		$ 0.0001					$ 0.0001
Common stock, shares issued									39,968,593		39,968,593					35,331,036
Common stock, shares outstanding									39,968,593		39,968,593					35,331,036
Capital distributions									$ 0	$ 0	$ 0	$ 0
Net proceeds warrant											$ 500,000	0
Treasury Stock, Value																$ 0
Preferred Stock, Shares Outstanding									5,825		5,825					0
Investors shares description	On September 4, 2024, the Company performed a third closing as part of its series A preferred stock offering and raised $225,000, at a purchase price of $1,000 per share. The Series A Investors currently have an aggregate 8.74% non-voting equity ownership interest in the Company’s two newly formed subsidiaries	On July 31, 2024, the Company performed a second closing as part of its series A preferred stock offering and raised $1.3 million, at a purchase price of $1,000 per share.	On June 13, 2024, the Company performed an initial closing and raised $4.3 million in a sale to accredited investors (collectively, the “Series A Investors”) of 4,300 shares of the Company’s series A preferred stock (the “Series A Preferred Stock”), at a purchase price of $1,000 per share, in a financing led by CJC Investment Trust
Conversion of shares									1,000		1,000
Conversion price per share									$ 0.40		$ 0.40
Gross proceeds											$ 20,000,000
Share based compensation									$ 96,888	$ 113,301	805,347	$ 348,993
Unamortized stock-based compensation									932,836		$ 932,836
Principal and accrued interest owed															$ 1,900,000	$ 1,000,000
Warrants exercisable to acquire															4,000,000	1,200,000
Amendment description											The amount of pre-funded warrants exercisable to acquire up to 1,200,000 shares of common stock was amended to 2,000,000 shares of common stock, and the total principal balance of the note agreement was increased from $1,000,000 to $1,100,000.
Coral Investment Partners [Member]
Class of Stock [Line Items]
Warrants outstanding																	500,000
Expiry date																	Nov. 30, 2023
Borrower [Member]
Class of Stock [Line Items]
Issuance of common stock										500,000		500,000
Issuance of common stock value												$ 500,000
Principal and accrued interest owed													$ 522,667
Recorded investment amount											$ 522,667
Borrower 1 [Member]
Class of Stock [Line Items]
Issuance of common stock										2,000,000		2,000,000
Issuance of common stock value												$ 2,000,000
Principal and accrued interest owed													2,090,667
Recorded investment amount											2,090,667
Equity Incentive Plan 2022 [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number				2,400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease), Weighted Average Exercise Price				$ 0.31
Stock Options [Member]
Class of Stock [Line Items]
Share based compensation									$ 96,888	$ 113,301	805,347	$ 348,993
Pre Funded Warrants [Member]
Class of Stock [Line Items]
Principal and accrued interest owed													1,132,869
Recorded investment amount											1,132,869
Pre Funded Warrants 1 [Member]
Class of Stock [Line Items]
Principal and accrued interest owed													$ 1,944,879
Recorded investment amount											$ 1,944,879
Maximum [Member]
Class of Stock [Line Items]
Exercise price of warrants							$ 1.65
Minimum [Member]
Class of Stock [Line Items]
Exercise price of warrants							$ 1.36
Private Placement [Member]
Class of Stock [Line Items]
Warrants outstanding							777,000
Exercise price of warrants							$ 1.40
Warrants issued							120,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized									150,000,000		150,000,000
Common stock, par value									$ 0.0001		$ 0.0001
Pre Funded Warrant [Member]
Class of Stock [Line Items]
Warrants outstanding					4,000,000	1,200,000	1,223,000	1,350,000
Net proceeds warrant							$ 1,800,000	$ 3,000,000
Exercise price of warrants							$ 0.001	$ 0.0001
Common stock issued											3,500,000
Aggregate exercise price of warrant					$ 500,000	$ 100,000
Series A Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding gross							2,000,000	3,062,500
Exercise price of warrants								$ 1.65						$ 1.36
Exercisable term							18 months
Series B Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding gross							2,000,000	3,062,500
Exercise price of warrants								$ 1.65
Exercisable term							5 years 6 months
Warrant Note Subscription Receivables [Member]
Class of Stock [Line Items]
Aggregate exercise price of warrant					$ 1,900,000	$ 1,100,000
Common Class A [Member] | Coral Investment Partners [Member]
Class of Stock [Line Items]
Exercise price of warrants																	$ 2
Common Class B [Member] | Coral Investment Partners [Member]
Class of Stock [Line Items]
Exercise price of warrants																	$ 5